Earnings /(loss) per share	6 Months Ended
Jun. 30, 2025
Earnings per share [abstract]
Earnings /(loss) per share	Earnings /(loss) per share
i.Basic earnings/ (loss) per share
The following table sets forth the computation of basic earnings/ (loss) per share attributable to ordinary shareholders for the six months ended June 30, 2025 and 2024 (in $ millions, except share amounts which are reflected in thousands, and per share amounts):

	For six months ended June 30
	2025	2024
Basic earnings/ (loss) per share:
Numerator
Net income/ (loss) for the period	30	(184)
Net loss attributable to non-controlling interests	(29)	(27)
Net income/ (loss) for the period attributable to ordinary shareholders	59	(157)
Denominator
Basic weighted-average ordinary shares outstanding	4,099,960	3,950,064
Basic earnings/ (loss) per share attributable to ordinary shareholders	0.01	(0.04)
ii.Diluted earnings/ (loss) per share
The following table sets forth the computation of diluted earnings/ (loss) per share attributable to ordinary shareholders for the six months ended June 30, 2025 and 2024 (in $ millions, except share amounts which are reflected in thousands, and per share amounts):

	For six months ended June 30
	2025	2024
Diluted earnings/ (loss) per share:
Numerator
Diluted income/ (loss) for the period attributable to ordinary shareholders	59	(157)
Denominator
Weighted-average number of ordinary shares (Basic)	4,099,960	3,950,064
Stock options	12,946	—
RSU and Restricted ordinary shares	86,677	—
Common shares issued for ESPP	1,886	—
Weighted-average number of ordinary shares (Diluted)	4,201,469	3,950,064
Diluted earnings/ (loss) per share attributable to ordinary shareholders	0.01	(0.04)
As the Group incurred net losses for the six months ended June 30, 2024, basic loss per share was the same as diluted loss per share.
The following potentially dilutive outstanding securities (reflected in thousands of GHL ordinary shares) were excluded from the computation of diluted loss per ordinary share either because their effects would have been antidilutive for the six months ended June 2025 and 2024, or are contingent upon the satisfaction of certain conditions which were not satisfied by the end of the period:

	For six months ended June 30
	2025	2024
Warrants	26,000	26,000
Share options (Note 8)	6,198	44,089
RSU and Restricted ordinary shares (Note 8)	54,619	163,091
Convertible notes (Note 7)	229,008	—
Shares committed under ESPP (Note 8)	—	2,198
Options to swap the shares in GHL subsidiaries for GHL Class A Ordinary Shares	—	121,450
Total	315,825	356,828